RELATED PARTY TRANSACTIONS (Details 4) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loans to related parties		$ (383,318)		$ (282,104)
P S M Z J K [Member]
Related Party Transaction [Line Items]
Related party sales		20,375,169	16,559,102	15,093,811
Loans to related parties
Collection of loans to related parties				37,020
Rental income		66,643	69,753	70,773
Ning Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation		889,814	1,073,615	1,149,836
Loans to related parties			(412,129)	(202,348)
Loans from related parties		383,318
Repayments of loans from related parties		(276,752)
Collection of loans to related parties			472,518
Proceeds from loans from related parties				141,052
Kai Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation		434,549	292,141	35,784
Loans to related parties		(69,727)	(73,451)
Collection of loans to related parties		69,727	73,451
Baozhen Zhu [Member]
Related Party Transaction [Line Items]
Loans to related parties		(5,152)
Meigui Zeng [Member]
Related Party Transaction [Line Items]
Loans to related parties		(5,152)
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Loans to related parties		(2,092)		(14,105)
Repayments of loans from related parties				(2,073)
Collection of loans to related parties				14,105
Kai Huang [Member]
Related Party Transaction [Line Items]
Loans to related parties			(69,509)
Collection of loans to related parties		70,512
Proceeds from loans from related parties				141,052
Shenzhen Qianhaishi Micro Science Co [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties			(83,411)
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties				(33,133)
Huiming Liu [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties				(28,210)
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties				$ (2,412)